Unaudited Interim Condensed Consolidated Balance Sheet (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, No par value (in Dollars per share)
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000
Ordinary shares, shares issued	36,814,554	35,780,335
Ordinary shares,shares outstanding	36,814,554	35,780,335